SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION, Real Estate and Accumulated Depreciation, by Property (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 1,925,098
Initial Cost to the Company
Land	[1]	182,238
Buildings and Improvements	[1]	2,194,262
Furniture, Fixtures and Equipment	[1]	88,808
Costs Capitalized Subsequent to Acquisition		46,454
Gross Amount Carried at Close of Period
Land		182,238
Buildings and Improvements		2,216,461
Furniture, Fixtures and Equipment		113,063
Total		2,511,762	$ 2,773,179	$ 2,790,928	$ 1,638,929
Accumulated Depreciation		(275,794)	$ (218,968)	$ (129,788)	$ (56,988)
Net Book Value		2,235,968
Federal income tax basis		2,520,000
Managed Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		1,204,406
Initial Cost to the Company
Land		118,637
Buildings and Improvements		1,296,317
Furniture, Fixtures and Equipment		55,774
Costs Capitalized Subsequent to Acquisition		45,464
Gross Amount Carried at Close of Period
Land		118,637
Buildings and Improvements		1,317,771
Furniture, Fixtures and Equipment		79,784
Total		1,516,192
Accumulated Depreciation		(158,519)
Net Book Value		1,357,673
Managed Properties | Andover Place | Little Rock, AR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		13,995
Initial Cost to the Company
Land		629
Buildings and Improvements		14,664
Furniture, Fixtures and Equipment		783
Costs Capitalized Subsequent to Acquisition		285
Gross Amount Carried at Close of Period
Land		629
Buildings and Improvements		14,785
Furniture, Fixtures and Equipment		947
Total		16,361
Accumulated Depreciation		(1,381)
Net Book Value		$ 14,980
Year Acquired		2015
Managed Properties | Andover Place | Little Rock, AR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Andover Place | Little Rock, AR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Desert Flower | Scottsdale, AZ | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 17,050
Initial Cost to the Company
Land		2,295
Buildings and Improvements		16,901
Furniture, Fixtures and Equipment		101
Costs Capitalized Subsequent to Acquisition		1,414
Gross Amount Carried at Close of Period
Land		2,295
Buildings and Improvements		17,814
Furniture, Fixtures and Equipment		602
Total		20,711
Accumulated Depreciation		(2,933)
Net Book Value		$ 17,778
Year Acquired		2012
Managed Properties | Desert Flower | Scottsdale, AZ | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Desert Flower | Scottsdale, AZ | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Arcadia Place | Vista, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,575
Initial Cost to the Company
Land		1,569
Buildings and Improvements		14,252
Furniture, Fixtures and Equipment		804
Costs Capitalized Subsequent to Acquisition		436
Gross Amount Carried at Close of Period
Land		1,569
Buildings and Improvements		14,414
Furniture, Fixtures and Equipment		1,078
Total		17,061
Accumulated Depreciation		(1,477)
Net Book Value		$ 15,584
Year Acquired		2015
Managed Properties | Arcadia Place | Vista, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Arcadia Place | Vista, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Chateau at Harveston | Temecula, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 24,964
Initial Cost to the Company
Land		1,564
Buildings and Improvements		27,532
Furniture, Fixtures and Equipment		838
Costs Capitalized Subsequent to Acquisition		161
Gross Amount Carried at Close of Period
Land		1,564
Buildings and Improvements		27,620
Furniture, Fixtures and Equipment		911
Total		30,095
Accumulated Depreciation		(2,453)
Net Book Value		$ 27,642
Year Acquired		2015
Managed Properties | Chateau at Harveston | Temecula, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Chateau at Harveston | Temecula, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Golden Oaks | Yucaipa, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 22,454
Initial Cost to the Company
Land		772
Buildings and Improvements		24,989
Furniture, Fixtures and Equipment		867
Costs Capitalized Subsequent to Acquisition		324
Gross Amount Carried at Close of Period
Land		772
Buildings and Improvements		25,118
Furniture, Fixtures and Equipment		1,062
Total		26,952
Accumulated Depreciation		(2,415)
Net Book Value		$ 24,537
Year Acquired		2015
Managed Properties | Golden Oaks | Yucaipa, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Golden Oaks | Yucaipa, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Orchard Park | Clovis, CA | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,957
Initial Cost to the Company
Land		1,126
Buildings and Improvements		16,889
Furniture, Fixtures and Equipment		45
Costs Capitalized Subsequent to Acquisition		702
Gross Amount Carried at Close of Period
Land		1,126
Buildings and Improvements		17,351
Furniture, Fixtures and Equipment		285
Total		18,762
Accumulated Depreciation		(2,816)
Net Book Value		$ 15,946
Year Acquired		2012
Managed Properties | Orchard Park | Clovis, CA | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Orchard Park | Clovis, CA | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Rancho Village | Palmdale, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,429
Initial Cost to the Company
Land		323
Buildings and Improvements		22,341
Furniture, Fixtures and Equipment		882
Costs Capitalized Subsequent to Acquisition		365
Gross Amount Carried at Close of Period
Land		323
Buildings and Improvements		22,410
Furniture, Fixtures and Equipment		1,178
Total		23,911
Accumulated Depreciation		(2,270)
Net Book Value		$ 21,641
Year Acquired		2015
Managed Properties | Rancho Village | Palmdale, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Rancho Village | Palmdale, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Sunshine Villa | Santa Cruz, CA | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 20,661
Initial Cost to the Company
Land		2,243
Buildings and Improvements		21,082
Furniture, Fixtures and Equipment		58
Costs Capitalized Subsequent to Acquisition		795
Gross Amount Carried at Close of Period
Land		2,243
Buildings and Improvements		21,498
Furniture, Fixtures and Equipment		437
Total		24,178
Accumulated Depreciation		(3,476)
Net Book Value		$ 20,702
Year Acquired		2012
Managed Properties | Sunshine Villa | Santa Cruz, CA | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Sunshine Villa | Santa Cruz, CA | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | The Remington | Hanford, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,628
Initial Cost to the Company
Land		1,300
Buildings and Improvements		16,003
Furniture, Fixtures and Equipment		825
Costs Capitalized Subsequent to Acquisition		415
Gross Amount Carried at Close of Period
Land		1,300
Buildings and Improvements		16,123
Furniture, Fixtures and Equipment		1,120
Total		18,543
Accumulated Depreciation		(1,561)
Net Book Value		$ 16,982
Year Acquired		2015
Managed Properties | The Remington | Hanford, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | The Remington | Hanford, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | The Springs of Escondido | Escondido, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,375
Initial Cost to the Company
Land		670
Buildings and Improvements		14,392
Furniture, Fixtures and Equipment		721
Costs Capitalized Subsequent to Acquisition		1,491
Gross Amount Carried at Close of Period
Land		670
Buildings and Improvements		15,168
Furniture, Fixtures and Equipment		1,436
Total		17,274
Accumulated Depreciation		(1,502)
Net Book Value		$ 15,772
Year Acquired		2015
Managed Properties | The Springs of Escondido | Escondido, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | The Springs of Escondido | Escondido, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | The Springs of Napa | Napa, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,408
Initial Cost to the Company
Land		2,420
Buildings and Improvements		11,978
Furniture, Fixtures and Equipment		700
Costs Capitalized Subsequent to Acquisition		209
Gross Amount Carried at Close of Period
Land		2,420
Buildings and Improvements		12,008
Furniture, Fixtures and Equipment		879
Total		15,307
Accumulated Depreciation		(1,306)
Net Book Value		$ 14,001
Year Acquired		2015
Managed Properties | The Springs of Napa | Napa, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | The Springs of Napa | Napa, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Quincy Place | Denver, CO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,435
Initial Cost to the Company
Land		1,180
Buildings and Improvements		18,200
Furniture, Fixtures and Equipment		825
Costs Capitalized Subsequent to Acquisition		491
Gross Amount Carried at Close of Period
Land		1,180
Buildings and Improvements		18,340
Furniture, Fixtures and Equipment		1,176
Total		20,696
Accumulated Depreciation		(1,659)
Net Book Value		$ 19,037
Year Acquired		2015
Managed Properties | Quincy Place | Denver, CO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Quincy Place | Denver, CO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Augustine Landing | Jacksonville, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,076
Initial Cost to the Company
Land		680
Buildings and Improvements		19,635
Furniture, Fixtures and Equipment		770
Costs Capitalized Subsequent to Acquisition		240
Gross Amount Carried at Close of Period
Land		680
Buildings and Improvements		19,761
Furniture, Fixtures and Equipment		884
Total		21,325
Accumulated Depreciation		(1,679)
Net Book Value		$ 19,646
Year Acquired		2015
Managed Properties | Augustine Landing | Jacksonville, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Augustine Landing | Jacksonville, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Barkley Place | Fort Myers, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,254
Initial Cost to the Company
Land		1,929
Buildings and Improvements		9,158
Furniture, Fixtures and Equipment		1,040
Costs Capitalized Subsequent to Acquisition		576
Gross Amount Carried at Close of Period
Land		1,929
Buildings and Improvements		9,887
Furniture, Fixtures and Equipment		887
Total		12,703
Accumulated Depreciation		(2,205)
Net Book Value		$ 10,498
Year Acquired		2013
Managed Properties | Barkley Place | Fort Myers, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Barkley Place | Fort Myers, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Grace Manor | Port Orange, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 4,146
Initial Cost to the Company
Land		950
Buildings and Improvements		4,482
Furniture, Fixtures and Equipment		135
Costs Capitalized Subsequent to Acquisition		152
Gross Amount Carried at Close of Period
Land		950
Buildings and Improvements		4,560
Furniture, Fixtures and Equipment		209
Total		5,719
Accumulated Depreciation		(459)
Net Book Value		$ 5,260
Year Acquired		2015
Managed Properties | Grace Manor | Port Orange, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Grace Manor | Port Orange, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Marion Woods | Ocala, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,936
Initial Cost to the Company
Land		540
Buildings and Improvements		20,048
Furniture, Fixtures and Equipment		882
Costs Capitalized Subsequent to Acquisition		557
Gross Amount Carried at Close of Period
Land		540
Buildings and Improvements		20,198
Furniture, Fixtures and Equipment		1,289
Total		22,027
Accumulated Depreciation		(1,941)
Net Book Value		$ 20,086
Year Acquired		2015
Managed Properties | Marion Woods | Ocala, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Marion Woods | Ocala, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Royal Palm | Port Charlotte, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,173
Initial Cost to the Company
Land		2,019
Buildings and Improvements		13,696
Furniture, Fixtures and Equipment		1,370
Costs Capitalized Subsequent to Acquisition		2,055
Gross Amount Carried at Close of Period
Land		2,019
Buildings and Improvements		14,686
Furniture, Fixtures and Equipment		2,435
Total		19,140
Accumulated Depreciation		(3,476)
Net Book Value		$ 15,664
Year Acquired		2013
Managed Properties | Royal Palm | Port Charlotte, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Royal Palm | Port Charlotte, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Sterling Court | Deltona, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 9,249
Initial Cost to the Company
Land		1,095
Buildings and Improvements		13,960
Furniture, Fixtures and Equipment		954
Costs Capitalized Subsequent to Acquisition		259
Gross Amount Carried at Close of Period
Land		1,095
Buildings and Improvements		14,101
Furniture, Fixtures and Equipment		1,072
Total		16,268
Accumulated Depreciation		(1,726)
Net Book Value		$ 14,542
Year Acquired		2015
Managed Properties | Sterling Court | Deltona, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Sterling Court | Deltona, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Summerfield | Bradenton, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,281
Initial Cost to the Company
Land		1,367
Buildings and Improvements		14,361
Furniture, Fixtures and Equipment		1,247
Costs Capitalized Subsequent to Acquisition		1,113
Gross Amount Carried at Close of Period
Land		1,367
Buildings and Improvements		14,676
Furniture, Fixtures and Equipment		2,045
Total		18,088
Accumulated Depreciation		(3,471)
Net Book Value		$ 14,617
Year Acquired		2013
Managed Properties | Summerfield | Bradenton, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Summerfield | Bradenton, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Sunset Lake Village | Venice, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 9,931
Initial Cost to the Company
Land		1,073
Buildings and Improvements		13,254
Furniture, Fixtures and Equipment		838
Costs Capitalized Subsequent to Acquisition		745
Gross Amount Carried at Close of Period
Land		1,073
Buildings and Improvements		13,362
Furniture, Fixtures and Equipment		1,475
Total		15,910
Accumulated Depreciation		(2,592)
Net Book Value		$ 13,318
Year Acquired		2013
Managed Properties | Sunset Lake Village | Venice, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Sunset Lake Village | Venice, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | University Pines | Pensacola, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,057
Initial Cost to the Company
Land		1,080
Buildings and Improvements		19,150
Furniture, Fixtures and Equipment		777
Costs Capitalized Subsequent to Acquisition		241
Gross Amount Carried at Close of Period
Land		1,080
Buildings and Improvements		19,299
Furniture, Fixtures and Equipment		869
Total		21,248
Accumulated Depreciation		(1,642)
Net Book Value		$ 19,606
Year Acquired		2015
Managed Properties | University Pines | Pensacola, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | University Pines | Pensacola, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Venetian Gardens | Venice, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,360
Initial Cost to the Company
Land		865
Buildings and Improvements		21,173
Furniture, Fixtures and Equipment		860
Costs Capitalized Subsequent to Acquisition		356
Gross Amount Carried at Close of Period
Land		865
Buildings and Improvements		21,269
Furniture, Fixtures and Equipment		1,120
Total		23,254
Accumulated Depreciation		(2,227)
Net Book Value		$ 21,027
Year Acquired		2015
Managed Properties | Venetian Gardens | Venice, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Venetian Gardens | Venice, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Village Place | Port Charlotte, FL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 8,262
Initial Cost to the Company
Land		1,064
Buildings and Improvements		8,503
Furniture, Fixtures and Equipment		679
Costs Capitalized Subsequent to Acquisition		742
Gross Amount Carried at Close of Period
Land		1,064
Buildings and Improvements		8,604
Furniture, Fixtures and Equipment		1,320
Total		10,988
Accumulated Depreciation		(1,977)
Net Book Value		$ 9,011
Year Acquired		2013
Managed Properties | Village Place | Port Charlotte, FL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Village Place | Port Charlotte, FL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Windward Palms | Boynton Beach, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,597
Initial Cost to the Company
Land		1,564
Buildings and Improvements		20,097
Furniture, Fixtures and Equipment		867
Costs Capitalized Subsequent to Acquisition		672
Gross Amount Carried at Close of Period
Land		1,564
Buildings and Improvements		20,349
Furniture, Fixtures and Equipment		1,287
Total		23,200
Accumulated Depreciation		(2,180)
Net Book Value		$ 21,020
Year Acquired		2015
Managed Properties | Windward Palms | Boynton Beach, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Windward Palms | Boynton Beach, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Ivy Springs Manor | Buford, GA | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,704
Initial Cost to the Company
Land		1,230
Buildings and Improvements		13,067
Furniture, Fixtures and Equipment		270
Costs Capitalized Subsequent to Acquisition		223
Gross Amount Carried at Close of Period
Land		1,230
Buildings and Improvements		13,165
Furniture, Fixtures and Equipment		395
Total		14,790
Accumulated Depreciation		(1,171)
Net Book Value		$ 13,619
Year Acquired		2015
Managed Properties | Ivy Springs Manor | Buford, GA | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Ivy Springs Manor | Buford, GA | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Pinegate | Macon, GA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,902
Initial Cost to the Company
Land		540
Buildings and Improvements		12,290
Furniture, Fixtures and Equipment		811
Costs Capitalized Subsequent to Acquisition		257
Gross Amount Carried at Close of Period
Land		540
Buildings and Improvements		12,403
Furniture, Fixtures and Equipment		955
Total		13,898
Accumulated Depreciation		(1,282)
Net Book Value		$ 12,616
Year Acquired		2015
Managed Properties | Pinegate | Macon, GA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Pinegate | Macon, GA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Kalama Heights | Kihei, HI | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 22,896
Initial Cost to the Company
Land		3,360
Buildings and Improvements		27,212
Furniture, Fixtures and Equipment		846
Costs Capitalized Subsequent to Acquisition		512
Gross Amount Carried at Close of Period
Land		3,360
Buildings and Improvements		27,422
Furniture, Fixtures and Equipment		1,148
Total		31,930
Accumulated Depreciation		(2,384)
Net Book Value		$ 29,546
Year Acquired		2015
Managed Properties | Kalama Heights | Kihei, HI | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Kalama Heights | Kihei, HI | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Willow Park | Boise, ID | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,308
Initial Cost to the Company
Land		1,456
Buildings and Improvements		13,548
Furniture, Fixtures and Equipment		58
Costs Capitalized Subsequent to Acquisition		554
Gross Amount Carried at Close of Period
Land		1,456
Buildings and Improvements		13,948
Furniture, Fixtures and Equipment		212
Total		15,616
Accumulated Depreciation		(2,381)
Net Book Value		$ 13,235
Year Acquired		2012
Managed Properties | Willow Park | Boise, ID | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Willow Park | Boise, ID | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Grandview | Peoria, IL | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,358
Initial Cost to the Company
Land		1,606
Buildings and Improvements		12,015
Furniture, Fixtures and Equipment		280
Costs Capitalized Subsequent to Acquisition		337
Gross Amount Carried at Close of Period
Land		1,606
Buildings and Improvements		12,192
Furniture, Fixtures and Equipment		440
Total		14,238
Accumulated Depreciation		(1,258)
Net Book Value		$ 12,980
Year Acquired		2014
Managed Properties | Grandview | Peoria, IL | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Grandview | Peoria, IL | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Redbud Hills | Bloomington, IN | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,500
Initial Cost to the Company
Land		2,140
Buildings and Improvements		17,839
Furniture, Fixtures and Equipment		797
Costs Capitalized Subsequent to Acquisition		226
Gross Amount Carried at Close of Period
Land		2,140
Buildings and Improvements		17,945
Furniture, Fixtures and Equipment		917
Total		21,002
Accumulated Depreciation		(1,613)
Net Book Value		$ 19,389
Year Acquired		2015
Managed Properties | Redbud Hills | Bloomington, IN | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Redbud Hills | Bloomington, IN | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Greenwood Terrace | Lenexa, KS | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,643
Initial Cost to the Company
Land		950
Buildings and Improvements		21,883
Furniture, Fixtures and Equipment		811
Costs Capitalized Subsequent to Acquisition		1,042
Gross Amount Carried at Close of Period
Land		950
Buildings and Improvements		22,022
Furniture, Fixtures and Equipment		1,714
Total		24,686
Accumulated Depreciation		(2,117)
Net Book Value		$ 22,569
Year Acquired		2015
Managed Properties | Greenwood Terrace | Lenexa, KS | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Greenwood Terrace | Lenexa, KS | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Waterview Court | Shreveport, LA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,449
Initial Cost to the Company
Land		1,267
Buildings and Improvements		4,070
Furniture, Fixtures and Equipment		376
Costs Capitalized Subsequent to Acquisition		783
Gross Amount Carried at Close of Period
Land		1,267
Buildings and Improvements		4,605
Furniture, Fixtures and Equipment		624
Total		6,496
Accumulated Depreciation		(910)
Net Book Value		$ 5,586
Year Acquired		2015
Managed Properties | Waterview Court | Shreveport, LA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Waterview Court | Shreveport, LA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Bluebird Estates | East Longmeadow, MA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,812
Initial Cost to the Company
Land		5,745
Buildings and Improvements		24,591
Furniture, Fixtures and Equipment		954
Costs Capitalized Subsequent to Acquisition		184
Gross Amount Carried at Close of Period
Land		5,745
Buildings and Improvements		24,694
Furniture, Fixtures and Equipment		1,035
Total		31,474
Accumulated Depreciation		(2,629)
Net Book Value		$ 28,845
Year Acquired		2015
Managed Properties | Bluebird Estates | East Longmeadow, MA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Bluebird Estates | East Longmeadow, MA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Quail Run Estates | Agawam, MA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,799
Initial Cost to the Company
Land		1,410
Buildings and Improvements		21,330
Furniture, Fixtures and Equipment		853
Costs Capitalized Subsequent to Acquisition		547
Gross Amount Carried at Close of Period
Land		1,410
Buildings and Improvements		21,550
Furniture, Fixtures and Equipment		1,180
Total		24,140
Accumulated Depreciation		(2,139)
Net Book Value		$ 22,001
Year Acquired		2015
Managed Properties | Quail Run Estates | Agawam, MA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Quail Run Estates | Agawam, MA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Genesee Gardens | Flint Township, MI | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,900
Initial Cost to the Company
Land		420
Buildings and Improvements		17,080
Furniture, Fixtures and Equipment		825
Costs Capitalized Subsequent to Acquisition		439
Gross Amount Carried at Close of Period
Land		420
Buildings and Improvements		17,356
Furniture, Fixtures and Equipment		988
Total		18,764
Accumulated Depreciation		(1,574)
Net Book Value		$ 17,190
Year Acquired		2015
Managed Properties | Genesee Gardens | Flint Township, MI | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Genesee Gardens | Flint Township, MI | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | The Gardens | Ocean Springs, MS | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,109
Initial Cost to the Company
Land		850
Buildings and Improvements		7,034
Furniture, Fixtures and Equipment		460
Costs Capitalized Subsequent to Acquisition		446
Gross Amount Carried at Close of Period
Land		850
Buildings and Improvements		7,247
Furniture, Fixtures and Equipment		693
Total		8,790
Accumulated Depreciation		(1,153)
Net Book Value		$ 7,637
Year Acquired		2014
Managed Properties | The Gardens | Ocean Springs, MS | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | The Gardens | Ocean Springs, MS | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Aspen View | Billings, MT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,110
Initial Cost to the Company
Land		930
Buildings and Improvements		22,611
Furniture, Fixtures and Equipment		881
Costs Capitalized Subsequent to Acquisition		146
Gross Amount Carried at Close of Period
Land		930
Buildings and Improvements		22,784
Furniture, Fixtures and Equipment		854
Total		24,568
Accumulated Depreciation		(2,001)
Net Book Value		$ 22,567
Year Acquired		2015
Managed Properties | Aspen View | Billings, MT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Aspen View | Billings, MT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Cedar Ridge | Burlington, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,637
Initial Cost to the Company
Land		1,030
Buildings and Improvements		20,330
Furniture, Fixtures and Equipment		832
Costs Capitalized Subsequent to Acquisition		259
Gross Amount Carried at Close of Period
Land		1,030
Buildings and Improvements		20,391
Furniture, Fixtures and Equipment		1,030
Total		22,451
Accumulated Depreciation		(1,718)
Net Book Value		$ 20,733
Year Acquired		2015
Managed Properties | Cedar Ridge | Burlington, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Cedar Ridge | Burlington, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Courtyards at Berne Village | New Bern, NC | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,958
Initial Cost to the Company
Land		1,657
Buildings and Improvements		12,893
Furniture, Fixtures and Equipment		1,148
Costs Capitalized Subsequent to Acquisition		865
Gross Amount Carried at Close of Period
Land		1,657
Buildings and Improvements		13,254
Furniture, Fixtures and Equipment		1,652
Total		16,563
Accumulated Depreciation		(3,023)
Net Book Value		$ 13,540
Year Acquired		2013
Managed Properties | Courtyards at Berne Village | New Bern, NC | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Courtyards at Berne Village | New Bern, NC | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Crescent Heights | Concord, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,022
Initial Cost to the Company
Land		1,960
Buildings and Improvements		21,290
Furniture, Fixtures and Equipment		867
Costs Capitalized Subsequent to Acquisition		224
Gross Amount Carried at Close of Period
Land		1,960
Buildings and Improvements		21,378
Furniture, Fixtures and Equipment		1,003
Total		24,341
Accumulated Depreciation		(2,267)
Net Book Value		$ 22,074
Year Acquired		2015
Managed Properties | Crescent Heights | Concord, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Crescent Heights | Concord, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Forsyth Court | Winston Salem, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,274
Initial Cost to the Company
Land		1,428
Buildings and Improvements		13,286
Furniture, Fixtures and Equipment		499
Costs Capitalized Subsequent to Acquisition		943
Gross Amount Carried at Close of Period
Land		1,428
Buildings and Improvements		13,730
Furniture, Fixtures and Equipment		998
Total		16,156
Accumulated Depreciation		(1,562)
Net Book Value		$ 14,594
Year Acquired		2015
Managed Properties | Forsyth Court | Winston Salem, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Forsyth Court | Winston Salem, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Lodge at Wake Forest | Wake Forrest, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 22,538
Initial Cost to the Company
Land		1,209
Buildings and Improvements		22,571
Furniture, Fixtures and Equipment		867
Costs Capitalized Subsequent to Acquisition		282
Gross Amount Carried at Close of Period
Land		1,209
Buildings and Improvements		22,672
Furniture, Fixtures and Equipment		1,048
Total		24,929
Accumulated Depreciation		(2,265)
Net Book Value		$ 22,664
Year Acquired		2015
Managed Properties | Lodge at Wake Forest | Wake Forrest, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Lodge at Wake Forest | Wake Forrest, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Shads Landing | Charlotte, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,733
Initial Cost to the Company
Land		1,939
Buildings and Improvements		21,988
Furniture, Fixtures and Equipment		846
Costs Capitalized Subsequent to Acquisition		195
Gross Amount Carried at Close of Period
Land		1,939
Buildings and Improvements		22,086
Furniture, Fixtures and Equipment		943
Total		24,968
Accumulated Depreciation		(2,371)
Net Book Value		$ 22,597
Year Acquired		2015
Managed Properties | Shads Landing | Charlotte, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Shads Landing | Charlotte, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Woods at Holly Tree | Wilmington, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 27,383
Initial Cost to the Company
Land		3,310
Buildings and Improvements		24,934
Furniture, Fixtures and Equipment		811
Costs Capitalized Subsequent to Acquisition		432
Gross Amount Carried at Close of Period
Land		3,310
Buildings and Improvements		25,014
Furniture, Fixtures and Equipment		1,163
Total		29,487
Accumulated Depreciation		(2,170)
Net Book Value		$ 27,317
Year Acquired		2015
Managed Properties | Woods at Holly Tree | Wilmington, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Woods at Holly Tree | Wilmington, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Rolling Hills Ranch | Omaha, NE | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,296
Initial Cost to the Company
Land		1,022
Buildings and Improvements		16,251
Furniture, Fixtures and Equipment		846
Costs Capitalized Subsequent to Acquisition		191
Gross Amount Carried at Close of Period
Land		1,022
Buildings and Improvements		16,359
Furniture, Fixtures and Equipment		929
Total		18,310
Accumulated Depreciation		(1,825)
Net Book Value		$ 16,485
Year Acquired		2015
Managed Properties | Rolling Hills Ranch | Omaha, NE | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Rolling Hills Ranch | Omaha, NE | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Kirkwood Corners | Lee, NH | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 2,459
Initial Cost to the Company
Land		578
Buildings and Improvements		1,847
Furniture, Fixtures and Equipment		124
Costs Capitalized Subsequent to Acquisition		319
Gross Amount Carried at Close of Period
Land		578
Buildings and Improvements		2,012
Furniture, Fixtures and Equipment		278
Total		2,868
Accumulated Depreciation		(429)
Net Book Value		$ 2,439
Year Acquired		2014
Managed Properties | Kirkwood Corners | Lee, NH | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Kirkwood Corners | Lee, NH | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Maple Suites | Dover, NH | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 24,895
Initial Cost to the Company
Land		1,084
Buildings and Improvements		30,943
Furniture, Fixtures and Equipment		838
Costs Capitalized Subsequent to Acquisition		274
Gross Amount Carried at Close of Period
Land		1,084
Buildings and Improvements		31,059
Furniture, Fixtures and Equipment		996
Total		33,139
Accumulated Depreciation		(3,116)
Net Book Value		$ 30,023
Year Acquired		2015
Managed Properties | Maple Suites | Dover, NH | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Maple Suites | Dover, NH | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Pine Rock Manor | Warner, NH | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 8,074
Initial Cost to the Company
Land		780
Buildings and Improvements		8,580
Furniture, Fixtures and Equipment		378
Costs Capitalized Subsequent to Acquisition		395
Gross Amount Carried at Close of Period
Land		780
Buildings and Improvements		8,784
Furniture, Fixtures and Equipment		569
Total		10,133
Accumulated Depreciation		(1,467)
Net Book Value		$ 8,666
Year Acquired		2014
Managed Properties | Pine Rock Manor | Warner, NH | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Pine Rock Manor | Warner, NH | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Pines of New Market | Newmarket, NH | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 5,876
Initial Cost to the Company
Land		629
Buildings and Improvements		4,879
Furniture, Fixtures and Equipment		353
Costs Capitalized Subsequent to Acquisition		353
Gross Amount Carried at Close of Period
Land		629
Buildings and Improvements		5,107
Furniture, Fixtures and Equipment		478
Total		6,214
Accumulated Depreciation		(853)
Net Book Value		$ 5,361
Year Acquired		2014
Managed Properties | Pines of New Market | Newmarket, NH | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Pines of New Market | Newmarket, NH | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Montara Meadows | Las Vegas, NV | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,670
Initial Cost to the Company
Land		1,840
Buildings and Improvements		11,654
Furniture, Fixtures and Equipment		1,206
Costs Capitalized Subsequent to Acquisition		1,250
Gross Amount Carried at Close of Period
Land		1,840
Buildings and Improvements		12,160
Furniture, Fixtures and Equipment		1,950
Total		15,950
Accumulated Depreciation		(1,787)
Net Book Value		$ 14,163
Year Acquired		2015
Managed Properties | Montara Meadows | Las Vegas, NV | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Montara Meadows | Las Vegas, NV | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Manor at Woodside | Poughkeepsie, NY | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 17,150
Initial Cost to the Company
Land		0
Buildings and Improvements		12,130
Furniture, Fixtures and Equipment		670
Costs Capitalized Subsequent to Acquisition		799
Gross Amount Carried at Close of Period
Land		0
Buildings and Improvements		12,659
Furniture, Fixtures and Equipment		940
Total		13,599
Accumulated Depreciation		(2,418)
Net Book Value		$ 11,181
Year Acquired		2013
Managed Properties | Manor at Woodside | Poughkeepsie, NY | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Manor at Woodside | Poughkeepsie, NY | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Alexis Gardens | Toledo, OH | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 17,384
Initial Cost to the Company
Land		450
Buildings and Improvements		18,412
Furniture, Fixtures and Equipment		811
Costs Capitalized Subsequent to Acquisition		310
Gross Amount Carried at Close of Period
Land		450
Buildings and Improvements		18,537
Furniture, Fixtures and Equipment		996
Total		19,983
Accumulated Depreciation		(1,676)
Net Book Value		$ 18,307
Year Acquired		2015
Managed Properties | Alexis Gardens | Toledo, OH | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Alexis Gardens | Toledo, OH | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Copley Place | Copley, OH | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,308
Initial Cost to the Company
Land		553
Buildings and Improvements		19,125
Furniture, Fixtures and Equipment		867
Costs Capitalized Subsequent to Acquisition		192
Gross Amount Carried at Close of Period
Land		553
Buildings and Improvements		19,236
Furniture, Fixtures and Equipment		948
Total		20,737
Accumulated Depreciation		(2,009)
Net Book Value		$ 18,728
Year Acquired		2015
Managed Properties | Copley Place | Copley, OH | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Copley Place | Copley, OH | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Laurelwood | Dayton, OH | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,815
Initial Cost to the Company
Land		1,056
Buildings and Improvements		7,755
Furniture, Fixtures and Equipment		750
Costs Capitalized Subsequent to Acquisition		747
Gross Amount Carried at Close of Period
Land		1,056
Buildings and Improvements		7,927
Furniture, Fixtures and Equipment		1,325
Total		10,308
Accumulated Depreciation		(1,795)
Net Book Value		$ 8,513
Year Acquired		2014
Managed Properties | Laurelwood | Dayton, OH | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Laurelwood | Dayton, OH | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Lionwood | Oklahoma City, OK | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 4,523
Initial Cost to the Company
Land		744
Buildings and Improvements		5,180
Furniture, Fixtures and Equipment		383
Costs Capitalized Subsequent to Acquisition		588
Gross Amount Carried at Close of Period
Land		744
Buildings and Improvements		5,430
Furniture, Fixtures and Equipment		721
Total		6,895
Accumulated Depreciation		(794)
Net Book Value		$ 6,101
Year Acquired		2015
Managed Properties | Lionwood | Oklahoma City, OK | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Lionwood | Oklahoma City, OK | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Parkrose Chateau | Portland, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,569
Initial Cost to the Company
Land		2,741
Buildings and Improvements		17,472
Furniture, Fixtures and Equipment		749
Costs Capitalized Subsequent to Acquisition		372
Gross Amount Carried at Close of Period
Land		2,741
Buildings and Improvements		17,676
Furniture, Fixtures and Equipment		917
Total		21,334
Accumulated Depreciation		(1,613)
Net Book Value		$ 19,721
Year Acquired		2015
Managed Properties | Parkrose Chateau | Portland, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Parkrose Chateau | Portland, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Sheldon Park | Eugene, OR | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,158
Initial Cost to the Company
Land		929
Buildings and Improvements		20,662
Furniture, Fixtures and Equipment		91
Costs Capitalized Subsequent to Acquisition		777
Gross Amount Carried at Close of Period
Land		929
Buildings and Improvements		21,265
Furniture, Fixtures and Equipment		265
Total		22,459
Accumulated Depreciation		(3,380)
Net Book Value		$ 19,079
Year Acquired		2012
Managed Properties | Sheldon Park | Eugene, OR | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Sheldon Park | Eugene, OR | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Stone Lodge | Bend, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,675
Initial Cost to the Company
Land		1,200
Buildings and Improvements		25,753
Furniture, Fixtures and Equipment		790
Costs Capitalized Subsequent to Acquisition		286
Gross Amount Carried at Close of Period
Land		1,200
Buildings and Improvements		25,860
Furniture, Fixtures and Equipment		969
Total		28,029
Accumulated Depreciation		(2,056)
Net Book Value		$ 25,973
Year Acquired		2015
Managed Properties | Stone Lodge | Bend, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Stone Lodge | Bend, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Glen Riddle | Media, PA | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,753
Initial Cost to the Company
Land		1,932
Buildings and Improvements		16,169
Furniture, Fixtures and Equipment		870
Costs Capitalized Subsequent to Acquisition		835
Gross Amount Carried at Close of Period
Land		1,932
Buildings and Improvements		16,599
Furniture, Fixtures and Equipment		1,275
Total		19,806
Accumulated Depreciation		(3,017)
Net Book Value		$ 16,789
Year Acquired		2013
Managed Properties | Glen Riddle | Media, PA | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Glen Riddle | Media, PA | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Niagara Village | Erie, PA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,845
Initial Cost to the Company
Land		750
Buildings and Improvements		16,544
Furniture, Fixtures and Equipment		790
Costs Capitalized Subsequent to Acquisition		679
Gross Amount Carried at Close of Period
Land		750
Buildings and Improvements		16,649
Furniture, Fixtures and Equipment		1,364
Total		18,763
Accumulated Depreciation		(1,571)
Net Book Value		$ 17,192
Year Acquired		2015
Managed Properties | Niagara Village | Erie, PA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Niagara Village | Erie, PA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Schenley Gardens | Pittsburgh, PA | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,420
Initial Cost to the Company
Land		3,227
Buildings and Improvements		11,521
Furniture, Fixtures and Equipment		410
Costs Capitalized Subsequent to Acquisition		1,113
Gross Amount Carried at Close of Period
Land		3,227
Buildings and Improvements		12,165
Furniture, Fixtures and Equipment		879
Total		16,271
Accumulated Depreciation		(2,245)
Net Book Value		$ 14,026
Year Acquired		2013
Managed Properties | Schenley Gardens | Pittsburgh, PA | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Schenley Gardens | Pittsburgh, PA | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Indigo Pines | Hilton Head, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,334
Initial Cost to the Company
Land		2,850
Buildings and Improvements		15,970
Furniture, Fixtures and Equipment		832
Costs Capitalized Subsequent to Acquisition		1,130
Gross Amount Carried at Close of Period
Land		2,850
Buildings and Improvements		16,088
Furniture, Fixtures and Equipment		1,844
Total		20,782
Accumulated Depreciation		(1,671)
Net Book Value		$ 19,111
Year Acquired		2015
Managed Properties | Indigo Pines | Hilton Head, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Indigo Pines | Hilton Head, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Holiday Hills Estates | Rapid City, SD | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,063
Initial Cost to the Company
Land		430
Buildings and Improvements		22,209
Furniture, Fixtures and Equipment		790
Costs Capitalized Subsequent to Acquisition		228
Gross Amount Carried at Close of Period
Land		430
Buildings and Improvements		22,306
Furniture, Fixtures and Equipment		921
Total		23,657
Accumulated Depreciation		(1,815)
Net Book Value		$ 21,842
Year Acquired		2015
Managed Properties | Holiday Hills Estates | Rapid City, SD | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Holiday Hills Estates | Rapid City, SD | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Echo Ridge | Knoxville, TN | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 20,910
Initial Cost to the Company
Land		1,522
Buildings and Improvements		21,469
Furniture, Fixtures and Equipment		770
Costs Capitalized Subsequent to Acquisition		204
Gross Amount Carried at Close of Period
Land		1,522
Buildings and Improvements		21,577
Furniture, Fixtures and Equipment		866
Total		23,965
Accumulated Depreciation		(1,868)
Net Book Value		$ 22,097
Year Acquired		2015
Managed Properties | Echo Ridge | Knoxville, TN | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Echo Ridge | Knoxville, TN | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Maple Court | Powell, TN | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 3,674
Initial Cost to the Company
Land		761
Buildings and Improvements		6,482
Furniture, Fixtures and Equipment		305
Costs Capitalized Subsequent to Acquisition		113
Gross Amount Carried at Close of Period
Land		761
Buildings and Improvements		6,490
Furniture, Fixtures and Equipment		410
Total		7,661
Accumulated Depreciation		(866)
Net Book Value		$ 6,795
Year Acquired		2014
Managed Properties | Maple Court | Powell, TN | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Maple Court | Powell, TN | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Raintree Terrace | Knoxville, TN | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 7,338
Initial Cost to the Company
Land		643
Buildings and Improvements		8,643
Furniture, Fixtures and Equipment		490
Costs Capitalized Subsequent to Acquisition		468
Gross Amount Carried at Close of Period
Land		643
Buildings and Improvements		8,776
Furniture, Fixtures and Equipment		825
Total		10,244
Accumulated Depreciation		(1,492)
Net Book Value		$ 8,752
Year Acquired		2014
Managed Properties | Raintree Terrace | Knoxville, TN | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Raintree Terrace | Knoxville, TN | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Courtyards at River Park | Fort Worth, TX | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 20,518
Initial Cost to the Company
Land		2,140
Buildings and Improvements		16,671
Furniture, Fixtures and Equipment		672
Costs Capitalized Subsequent to Acquisition		1,660
Gross Amount Carried at Close of Period
Land		2,140
Buildings and Improvements		17,639
Furniture, Fixtures and Equipment		1,364
Total		21,143
Accumulated Depreciation		(3,554)
Net Book Value		$ 17,589
Year Acquired		2012
Managed Properties | Courtyards at River Park | Fort Worth, TX | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Courtyards at River Park | Fort Worth, TX | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Cypress Woods | Kingwood, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 17,580
Initial Cost to the Company
Land		1,376
Buildings and Improvements		19,815
Furniture, Fixtures and Equipment		860
Costs Capitalized Subsequent to Acquisition		281
Gross Amount Carried at Close of Period
Land		1,376
Buildings and Improvements		19,947
Furniture, Fixtures and Equipment		1,009
Total		22,332
Accumulated Depreciation		(2,099)
Net Book Value		$ 20,233
Year Acquired		2015
Managed Properties | Cypress Woods | Kingwood, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Cypress Woods | Kingwood, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Legacy at Bear Creek | Keller, TX | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,375
Initial Cost to the Company
Land		1,770
Buildings and Improvements		11,468
Furniture, Fixtures and Equipment		810
Costs Capitalized Subsequent to Acquisition		190
Gross Amount Carried at Close of Period
Land		1,770
Buildings and Improvements		11,528
Furniture, Fixtures and Equipment		940
Total		14,238
Accumulated Depreciation		(1,099)
Net Book Value		$ 13,139
Year Acquired		2015
Managed Properties | Legacy at Bear Creek | Keller, TX | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Legacy at Bear Creek | Keller, TX | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Legacy at Georgetown | Georgtown, TX | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,625
Initial Cost to the Company
Land		3,540
Buildings and Improvements		14,653
Furniture, Fixtures and Equipment		840
Costs Capitalized Subsequent to Acquisition		100
Gross Amount Carried at Close of Period
Land		3,540
Buildings and Improvements		14,700
Furniture, Fixtures and Equipment		893
Total		19,133
Accumulated Depreciation		(1,320)
Net Book Value		$ 17,813
Year Acquired		2015
Managed Properties | Legacy at Georgetown | Georgtown, TX | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Legacy at Georgetown | Georgtown, TX | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Windsor | Dallas, TX | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,453
Initial Cost to the Company
Land		5,580
Buildings and Improvements		31,306
Furniture, Fixtures and Equipment		1,250
Costs Capitalized Subsequent to Acquisition		1,493
Gross Amount Carried at Close of Period
Land		5,580
Buildings and Improvements		32,088
Furniture, Fixtures and Equipment		1,961
Total		39,629
Accumulated Depreciation		(3,866)
Net Book Value		$ 35,763
Year Acquired		2014
Managed Properties | Windsor | Dallas, TX | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Windsor | Dallas, TX | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Canyon Creek | Cottonwood Heights, UT | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,776
Initial Cost to the Company
Land		1,488
Buildings and Improvements		16,308
Furniture, Fixtures and Equipment		59
Costs Capitalized Subsequent to Acquisition		1,028
Gross Amount Carried at Close of Period
Land		1,488
Buildings and Improvements		16,847
Furniture, Fixtures and Equipment		548
Total		18,883
Accumulated Depreciation		(2,772)
Net Book Value		$ 16,111
Year Acquired		2012
Managed Properties | Canyon Creek | Cottonwood Heights, UT | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Canyon Creek | Cottonwood Heights, UT | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Chateau Brickyard | Salt Lake City, UT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,518
Initial Cost to the Company
Land		700
Buildings and Improvements		3,297
Furniture, Fixtures and Equipment		15
Costs Capitalized Subsequent to Acquisition		1,072
Gross Amount Carried at Close of Period
Land		700
Buildings and Improvements		4,041
Furniture, Fixtures and Equipment		343
Total		5,084
Accumulated Depreciation		(957)
Net Book Value		$ 4,127
Year Acquired		2012
Managed Properties | Chateau Brickyard | Salt Lake City, UT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Chateau Brickyard | Salt Lake City, UT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Golden Living | Taylorsville, UT | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 7,363
Initial Cost to the Company
Land		1,111
Buildings and Improvements		3,126
Furniture, Fixtures and Equipment		39
Costs Capitalized Subsequent to Acquisition		984
Gross Amount Carried at Close of Period
Land		1,111
Buildings and Improvements		3,765
Furniture, Fixtures and Equipment		384
Total		5,260
Accumulated Depreciation		(909)
Net Book Value		$ 4,351
Year Acquired		2012
Managed Properties | Golden Living | Taylorsville, UT | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Golden Living | Taylorsville, UT | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Heritage Place | Bountiful, UT | Assisted Living/Memory Care Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,797
Initial Cost to the Company
Land		570
Buildings and Improvements		9,558
Furniture, Fixtures and Equipment		50
Costs Capitalized Subsequent to Acquisition		1,346
Gross Amount Carried at Close of Period
Land		570
Buildings and Improvements		10,464
Furniture, Fixtures and Equipment		490
Total		11,524
Accumulated Depreciation		(2,111)
Net Book Value		$ 9,413
Year Acquired		2012
Managed Properties | Heritage Place | Bountiful, UT | Assisted Living/Memory Care Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Heritage Place | Bountiful, UT | Assisted Living/Memory Care Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Olympus Ranch | Murray, UT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,657
Initial Cost to the Company
Land		1,407
Buildings and Improvements		20,515
Furniture, Fixtures and Equipment		846
Costs Capitalized Subsequent to Acquisition		278
Gross Amount Carried at Close of Period
Land		1,407
Buildings and Improvements		20,695
Furniture, Fixtures and Equipment		944
Total		23,046
Accumulated Depreciation		(2,018)
Net Book Value		$ 21,028
Year Acquired		2015
Managed Properties | Olympus Ranch | Murray, UT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Olympus Ranch | Murray, UT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Elm Park Estates | Roanoke, VA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,582
Initial Cost to the Company
Land		990
Buildings and Improvements		15,648
Furniture, Fixtures and Equipment		770
Costs Capitalized Subsequent to Acquisition		319
Gross Amount Carried at Close of Period
Land		990
Buildings and Improvements		15,737
Furniture, Fixtures and Equipment		1,000
Total		17,727
Accumulated Depreciation		(1,449)
Net Book Value		$ 16,278
Year Acquired		2015
Managed Properties | Elm Park Estates | Roanoke, VA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Elm Park Estates | Roanoke, VA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Heritage Oaks | Richmond, VA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,407
Initial Cost to the Company
Land		1,630
Buildings and Improvements		9,570
Furniture, Fixtures and Equipment		705
Costs Capitalized Subsequent to Acquisition		790
Gross Amount Carried at Close of Period
Land		1,630
Buildings and Improvements		9,945
Furniture, Fixtures and Equipment		1,120
Total		12,695
Accumulated Depreciation		(2,124)
Net Book Value		$ 10,571
Year Acquired		2013
Managed Properties | Heritage Oaks | Richmond, VA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Heritage Oaks | Richmond, VA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Bridge Park | Seattle, WA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,694
Initial Cost to the Company
Land		2,315
Buildings and Improvements		18,607
Furniture, Fixtures and Equipment		1,135
Costs Capitalized Subsequent to Acquisition		265
Gross Amount Carried at Close of Period
Land		2,315
Buildings and Improvements		18,708
Furniture, Fixtures and Equipment		1,299
Total		22,322
Accumulated Depreciation		(2,075)
Net Book Value		$ 20,247
Year Acquired		2015
Managed Properties | Bridge Park | Seattle, WA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Bridge Park | Seattle, WA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | Peninsula | Gig Harbor, WA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 21,190
Initial Cost to the Company
Land		2,085
Buildings and Improvements		21,983
Furniture, Fixtures and Equipment		846
Costs Capitalized Subsequent to Acquisition		121
Gross Amount Carried at Close of Period
Land		2,085
Buildings and Improvements		22,059
Furniture, Fixtures and Equipment		891
Total		25,035
Accumulated Depreciation		(2,125)
Net Book Value		$ 22,910
Year Acquired		2015
Managed Properties | Peninsula | Gig Harbor, WA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | Peninsula | Gig Harbor, WA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Managed Properties | The Jefferson | Middleton, WI | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,394
Initial Cost to the Company
Land		1,460
Buildings and Improvements		15,540
Furniture, Fixtures and Equipment		804
Costs Capitalized Subsequent to Acquisition		222
Gross Amount Carried at Close of Period
Land		1,460
Buildings and Improvements		15,628
Furniture, Fixtures and Equipment		938
Total		18,026
Accumulated Depreciation		(1,466)
Net Book Value		$ 16,560
Year Acquired		2015
Managed Properties | The Jefferson | Middleton, WI | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Managed Properties | The Jefferson | Middleton, WI | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 720,692
Initial Cost to the Company
Land		63,601
Buildings and Improvements		897,945
Furniture, Fixtures and Equipment		33,034
Costs Capitalized Subsequent to Acquisition		990
Gross Amount Carried at Close of Period
Land		63,601
Buildings and Improvements		898,690
Furniture, Fixtures and Equipment		33,279
Total		995,570
Accumulated Depreciation		(117,275)
Net Book Value		878,295
Triple Net Lease | Vista de la Montana | Surprise, AZ | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		9,124
Initial Cost to the Company
Land		1,131
Buildings and Improvements		11,077
Furniture, Fixtures and Equipment		635
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,131
Buildings and Improvements		11,077
Furniture, Fixtures and Equipment		635
Total		12,843
Accumulated Depreciation		(1,674)
Net Book Value		$ 11,169
Year Acquired		2013
Triple Net Lease | Vista de la Montana | Surprise, AZ | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Vista de la Montana | Surprise, AZ | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Simi Hills | Simi Valley, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,626
Initial Cost to the Company
Land		3,209
Buildings and Improvements		21,999
Furniture, Fixtures and Equipment		730
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		3,209
Buildings and Improvements		21,999
Furniture, Fixtures and Equipment		730
Total		25,938
Accumulated Depreciation		(2,855)
Net Book Value		$ 23,083
Year Acquired		2013
Triple Net Lease | Simi Hills | Simi Valley, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Simi Hills | Simi Valley, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | The Westmont | Santa Clara, CA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,359
Initial Cost to the Company
Land		0
Buildings and Improvements		18,049
Furniture, Fixtures and Equipment		754
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		0
Buildings and Improvements		18,049
Furniture, Fixtures and Equipment		754
Total		18,803
Accumulated Depreciation		(2,530)
Net Book Value		$ 16,273
Year Acquired		2013
Triple Net Lease | The Westmont | Santa Clara, CA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | The Westmont | Santa Clara, CA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Courtyard at Lakewood | Lakewood, CO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,400
Initial Cost to the Company
Land		1,327
Buildings and Improvements		14,198
Furniture, Fixtures and Equipment		350
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,327
Buildings and Improvements		14,198
Furniture, Fixtures and Equipment		350
Total		15,875
Accumulated Depreciation		(1,782)
Net Book Value		$ 14,093
Year Acquired		2013
Triple Net Lease | Courtyard at Lakewood | Lakewood, CO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Courtyard at Lakewood | Lakewood, CO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Greeley Place | Greeley, CO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 10,550
Initial Cost to the Company
Land		237
Buildings and Improvements		13,859
Furniture, Fixtures and Equipment		596
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		237
Buildings and Improvements		13,859
Furniture, Fixtures and Equipment		596
Total		14,692
Accumulated Depreciation		(1,898)
Net Book Value		$ 12,794
Year Acquired		2013
Triple Net Lease | Greeley Place | Greeley, CO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Greeley Place | Greeley, CO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Parkwood Estates | Fort Collins, CO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,873
Initial Cost to the Company
Land		638
Buildings and Improvements		18,055
Furniture, Fixtures and Equipment		627
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		638
Buildings and Improvements		18,055
Furniture, Fixtures and Equipment		627
Total		19,320
Accumulated Depreciation		(2,355)
Net Book Value		$ 16,965
Year Acquired		2013
Triple Net Lease | Parkwood Estates | Fort Collins, CO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Parkwood Estates | Fort Collins, CO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Pueblo Regent | Pueblo, CO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 10,389
Initial Cost to the Company
Land		446
Buildings and Improvements		13,800
Furniture, Fixtures and Equipment		377
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		446
Buildings and Improvements		13,800
Furniture, Fixtures and Equipment		377
Total		14,623
Accumulated Depreciation		(1,703)
Net Book Value		$ 12,920
Year Acquired		2013
Triple Net Lease | Pueblo Regent | Pueblo, CO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Pueblo Regent | Pueblo, CO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Lodge at Cold Spring | Rocky Hill, CT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,765
Initial Cost to the Company
Land		0
Buildings and Improvements		25,807
Furniture, Fixtures and Equipment		605
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		0
Buildings and Improvements		25,807
Furniture, Fixtures and Equipment		605
Total		26,412
Accumulated Depreciation		(3,132)
Net Book Value		$ 23,280
Year Acquired		2013
Triple Net Lease | Lodge at Cold Spring | Rocky Hill, CT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Lodge at Cold Spring | Rocky Hill, CT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Village Gate | Farmington, CT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,263
Initial Cost to the Company
Land		3,591
Buildings and Improvements		23,254
Furniture, Fixtures and Equipment		268
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		3,591
Buildings and Improvements		23,254
Furniture, Fixtures and Equipment		268
Total		27,113
Accumulated Depreciation		(2,567)
Net Book Value		$ 24,546
Year Acquired		2013
Triple Net Lease | Village Gate | Farmington, CT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Village Gate | Farmington, CT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Cherry Laurel | Tallahassee, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,960
Initial Cost to the Company
Land		1,100
Buildings and Improvements		20,457
Furniture, Fixtures and Equipment		668
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,100
Buildings and Improvements		20,457
Furniture, Fixtures and Equipment		668
Total		22,225
Accumulated Depreciation		(2,668)
Net Book Value		$ 19,557
Year Acquired		2013
Triple Net Lease | Cherry Laurel | Tallahassee, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Cherry Laurel | Tallahassee, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Desoto Beach Club | Sarasota, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,153
Initial Cost to the Company
Land		668
Buildings and Improvements		23,944
Furniture, Fixtures and Equipment		668
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		668
Buildings and Improvements		23,944
Furniture, Fixtures and Equipment		668
Total		25,280
Accumulated Depreciation		(3,011)
Net Book Value		$ 22,269
Year Acquired		2013
Triple Net Lease | Desoto Beach Club | Sarasota, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Desoto Beach Club | Sarasota, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Regency Residence | Port Richey, FL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,460
Initial Cost to the Company
Land		1,100
Buildings and Improvements		14,088
Furniture, Fixtures and Equipment		771
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,100
Buildings and Improvements		14,088
Furniture, Fixtures and Equipment		771
Total		15,959
Accumulated Depreciation		(2,055)
Net Book Value		$ 13,904
Year Acquired		2013
Triple Net Lease | Regency Residence | Port Richey, FL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Regency Residence | Port Richey, FL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Illahee Hills | Urbandale, IA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 9,342
Initial Cost to the Company
Land		694
Buildings and Improvements		11,980
Furniture, Fixtures and Equipment		476
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		694
Buildings and Improvements		11,980
Furniture, Fixtures and Equipment		476
Total		13,150
Accumulated Depreciation		(1,635)
Net Book Value		$ 11,515
Year Acquired		2013
Triple Net Lease | Illahee Hills | Urbandale, IA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Illahee Hills | Urbandale, IA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Palmer Hills | Bettendorf, IA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 9,117
Initial Cost to the Company
Land		1,488
Buildings and Improvements		10,878
Furniture, Fixtures and Equipment		466
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,488
Buildings and Improvements		10,878
Furniture, Fixtures and Equipment		466
Total		12,832
Accumulated Depreciation		(1,488)
Net Book Value		$ 11,344
Year Acquired		2013
Triple Net Lease | Palmer Hills | Bettendorf, IA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Palmer Hills | Bettendorf, IA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Blair House | Normal, IL | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,097
Initial Cost to the Company
Land		329
Buildings and Improvements		14,498
Furniture, Fixtures and Equipment		627
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		329
Buildings and Improvements		14,498
Furniture, Fixtures and Equipment		627
Total		15,454
Accumulated Depreciation		(2,014)
Net Book Value		$ 13,440
Year Acquired		2013
Triple Net Lease | Blair House | Normal, IL | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Blair House | Normal, IL | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Grasslands Estates | Wichita, KS | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,783
Initial Cost to the Company
Land		504
Buildings and Improvements		17,888
Furniture, Fixtures and Equipment		802
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		504
Buildings and Improvements		17,888
Furniture, Fixtures and Equipment		802
Total		19,194
Accumulated Depreciation		(2,500)
Net Book Value		$ 16,694
Year Acquired		2013
Triple Net Lease | Grasslands Estates | Wichita, KS | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Grasslands Estates | Wichita, KS | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Thornton Place | Topeka, KS | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 10,995
Initial Cost to the Company
Land		327
Buildings and Improvements		14,415
Furniture, Fixtures and Equipment		734
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		327
Buildings and Improvements		14,415
Furniture, Fixtures and Equipment		734
Total		15,476
Accumulated Depreciation		(2,084)
Net Book Value		$ 13,392
Year Acquired		2013
Triple Net Lease | Thornton Place | Topeka, KS | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Thornton Place | Topeka, KS | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Jackson Oaks | Paducah, KY | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,596
Initial Cost to the Company
Land		267
Buildings and Improvements		19,195
Furniture, Fixtures and Equipment		864
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		267
Buildings and Improvements		19,195
Furniture, Fixtures and Equipment		864
Total		20,326
Accumulated Depreciation		(2,680)
Net Book Value		$ 17,646
Year Acquired		2013
Triple Net Lease | Jackson Oaks | Paducah, KY | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Jackson Oaks | Paducah, KY | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Summerfield Estates | Shreveport, LA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 4,512
Initial Cost to the Company
Land		525
Buildings and Improvements		5,584
Furniture, Fixtures and Equipment		175
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		525
Buildings and Improvements		5,584
Furniture, Fixtures and Equipment		175
Total		6,284
Accumulated Depreciation		(709)
Net Book Value		$ 5,575
Year Acquired		2013
Triple Net Lease | Summerfield Estates | Shreveport, LA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Summerfield Estates | Shreveport, LA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Blue Water Lodge | Fort Gratiot, MI | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,157
Initial Cost to the Company
Land		62
Buildings and Improvements		16,034
Furniture, Fixtures and Equipment		833
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		62
Buildings and Improvements		16,034
Furniture, Fixtures and Equipment		833
Total		16,929
Accumulated Depreciation		(2,357)
Net Book Value		$ 14,572
Year Acquired		2013
Triple Net Lease | Blue Water Lodge | Fort Gratiot, MI | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Blue Water Lodge | Fort Gratiot, MI | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Briarcrest Estates | Ballwin, MO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,133
Initial Cost to the Company
Land		1,255
Buildings and Improvements		16,509
Furniture, Fixtures and Equipment		525
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,255
Buildings and Improvements		16,509
Furniture, Fixtures and Equipment		525
Total		18,289
Accumulated Depreciation		(2,121)
Net Book Value		$ 16,168
Year Acquired		2013
Triple Net Lease | Briarcrest Estates | Ballwin, MO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Briarcrest Estates | Ballwin, MO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Country Squire | St Joseph, MO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,814
Initial Cost to the Company
Land		864
Buildings and Improvements		16,353
Furniture, Fixtures and Equipment		627
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		864
Buildings and Improvements		16,353
Furniture, Fixtures and Equipment		627
Total		17,844
Accumulated Depreciation		(2,209)
Net Book Value		$ 15,635
Year Acquired		2013
Triple Net Lease | Country Squire | St Joseph, MO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Country Squire | St Joseph, MO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Orchid Terrace | St Louis, MO | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 20,268
Initial Cost to the Company
Land		1,061
Buildings and Improvements		26,636
Furniture, Fixtures and Equipment		833
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,061
Buildings and Improvements		26,636
Furniture, Fixtures and Equipment		833
Total		28,530
Accumulated Depreciation		(3,401)
Net Book Value		$ 25,129
Year Acquired		2013
Triple Net Lease | Orchid Terrace | St Louis, MO | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Orchid Terrace | St Louis, MO | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Chateau Ridgeland | Ridgeland, MS | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,304
Initial Cost to the Company
Land		967
Buildings and Improvements		7,277
Furniture, Fixtures and Equipment		535
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		967
Buildings and Improvements		7,277
Furniture, Fixtures and Equipment		535
Total		8,779
Accumulated Depreciation		(1,207)
Net Book Value		$ 7,572
Year Acquired		2013
Triple Net Lease | Chateau Ridgeland | Ridgeland, MS | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Chateau Ridgeland | Ridgeland, MS | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Grizzly Peak | Missoula, MT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 12,505
Initial Cost to the Company
Land		309
Buildings and Improvements		16,447
Furniture, Fixtures and Equipment		658
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		309
Buildings and Improvements		16,447
Furniture, Fixtures and Equipment		658
Total		17,414
Accumulated Depreciation		(2,217)
Net Book Value		$ 15,197
Year Acquired		2013
Triple Net Lease | Grizzly Peak | Missoula, MT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Grizzly Peak | Missoula, MT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Durham Regent | Durham, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,340
Initial Cost to the Company
Land		1,061
Buildings and Improvements		24,149
Furniture, Fixtures and Equipment		605
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,061
Buildings and Improvements		24,149
Furniture, Fixtures and Equipment		605
Total		25,815
Accumulated Depreciation		(2,965)
Net Book Value		$ 22,850
Year Acquired		2013
Triple Net Lease | Durham Regent | Durham, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Durham Regent | Durham, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Jordan Oaks | Cary, NC | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,855
Initial Cost to the Company
Land		2,103
Buildings and Improvements		20,847
Furniture, Fixtures and Equipment		774
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		2,103
Buildings and Improvements		20,847
Furniture, Fixtures and Equipment		774
Total		23,724
Accumulated Depreciation		(2,779)
Net Book Value		$ 20,945
Year Acquired		2013
Triple Net Lease | Jordan Oaks | Cary, NC | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Jordan Oaks | Cary, NC | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Sky Peaks | Reno, NV | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,246
Initial Cost to the Company
Land		1,061
Buildings and Improvements		19,793
Furniture, Fixtures and Equipment		605
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,061
Buildings and Improvements		19,793
Furniture, Fixtures and Equipment		605
Total		21,459
Accumulated Depreciation		(2,565)
Net Book Value		$ 18,894
Year Acquired		2013
Triple Net Lease | Sky Peaks | Reno, NV | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Sky Peaks | Reno, NV | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Fleming Point | Greece, NY | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 15,806
Initial Cost to the Company
Land		699
Buildings and Improvements		20,644
Furniture, Fixtures and Equipment		668
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		699
Buildings and Improvements		20,644
Furniture, Fixtures and Equipment		668
Total		22,011
Accumulated Depreciation		(2,661)
Net Book Value		$ 19,350
Year Acquired		2013
Triple Net Lease | Fleming Point | Greece, NY | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Fleming Point | Greece, NY | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Maple Downs | Fayetteville, NY | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,465
Initial Cost to the Company
Land		782
Buildings and Improvements		25,656
Furniture, Fixtures and Equipment		668
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		782
Buildings and Improvements		25,656
Furniture, Fixtures and Equipment		668
Total		27,106
Accumulated Depreciation		(3,165)
Net Book Value		$ 23,941
Year Acquired		2013
Triple Net Lease | Maple Downs | Fayetteville, NY | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Maple Downs | Fayetteville, NY | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Stoneybrook Lodge | Corvallis, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,724
Initial Cost to the Company
Land		1,543
Buildings and Improvements		18,119
Furniture, Fixtures and Equipment		843
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,543
Buildings and Improvements		18,119
Furniture, Fixtures and Equipment		843
Total		20,505
Accumulated Depreciation		(2,558)
Net Book Value		$ 17,947
Year Acquired		2013
Triple Net Lease | Stoneybrook Lodge | Corvallis, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Stoneybrook Lodge | Corvallis, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Fountains at Hidden Lakes | Salem, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 5,308
Initial Cost to the Company
Land		903
Buildings and Improvements		6,568
Furniture, Fixtures and Equipment		0
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		903
Buildings and Improvements		6,568
Furniture, Fixtures and Equipment		0
Total		7,471
Accumulated Depreciation		(735)
Net Book Value		$ 6,736
Year Acquired		2013
Triple Net Lease | Fountains at Hidden Lakes | Salem, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Fountains at Hidden Lakes | Salem, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Hidden Lakes | Salem, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,442
Initial Cost to the Company
Land		1,389
Buildings and Improvements		16,639
Furniture, Fixtures and Equipment		893
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,389
Buildings and Improvements		16,639
Furniture, Fixtures and Equipment		893
Total		18,921
Accumulated Depreciation		(2,433)
Net Book Value		$ 16,488
Year Acquired		2013
Triple Net Lease | Hidden Lakes | Salem, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Hidden Lakes | Salem, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Rock Creek | Hillsboro, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 9,865
Initial Cost to the Company
Land		1,617
Buildings and Improvements		11,783
Furniture, Fixtures and Equipment		486
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,617
Buildings and Improvements		11,783
Furniture, Fixtures and Equipment		486
Total		13,886
Accumulated Depreciation		(1,601)
Net Book Value		$ 12,285
Year Acquired		2013
Triple Net Lease | Rock Creek | Hillsboro, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Rock Creek | Hillsboro, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Sheldon Oaks | Eugene, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,948
Initial Cost to the Company
Land		1,577
Buildings and Improvements		17,380
Furniture, Fixtures and Equipment		675
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,577
Buildings and Improvements		17,380
Furniture, Fixtures and Equipment		675
Total		19,632
Accumulated Depreciation		(2,353)
Net Book Value		$ 17,279
Year Acquired		2013
Triple Net Lease | Sheldon Oaks | Eugene, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Sheldon Oaks | Eugene, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | The Regent | Corvallis, OR | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 6,436
Initial Cost to the Company
Land		1,111
Buildings and Improvements		7,720
Furniture, Fixtures and Equipment		228
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,111
Buildings and Improvements		7,720
Furniture, Fixtures and Equipment		228
Total		9,059
Accumulated Depreciation		(965)
Net Book Value		$ 8,094
Year Acquired		2013
Triple Net Lease | The Regent | Corvallis, OR | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | The Regent | Corvallis, OR | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Essex House | Lemoyne, PA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 19,523
Initial Cost to the Company
Land		936
Buildings and Improvements		25,585
Furniture, Fixtures and Equipment		668
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		936
Buildings and Improvements		25,585
Furniture, Fixtures and Equipment		668
Total		27,189
Accumulated Depreciation		(3,149)
Net Book Value		$ 24,040
Year Acquired		2013
Triple Net Lease | Essex House | Lemoyne, PA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Essex House | Lemoyne, PA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Manor at Oakridge | Harrisburg, PA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 18,568
Initial Cost to the Company
Land		992
Buildings and Improvements		24,379
Furniture, Fixtures and Equipment		764
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		992
Buildings and Improvements		24,379
Furniture, Fixtures and Equipment		764
Total		26,135
Accumulated Depreciation		(3,100)
Net Book Value		$ 23,035
Year Acquired		2013
Triple Net Lease | Manor at Oakridge | Harrisburg, PA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Manor at Oakridge | Harrisburg, PA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Walnut Woods | Boyertown, PA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 13,401
Initial Cost to the Company
Land		308
Buildings and Improvements		18,058
Furniture, Fixtures and Equipment		496
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		308
Buildings and Improvements		18,058
Furniture, Fixtures and Equipment		496
Total		18,862
Accumulated Depreciation		(2,233)
Net Book Value		$ 16,629
Year Acquired		2013
Triple Net Lease | Walnut Woods | Boyertown, PA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Walnut Woods | Boyertown, PA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Watermark at Logan Square | Philadelphia, PA | Continuing Care Retirement Communities
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 51,036
Initial Cost to the Company
Land		8,575
Buildings and Improvements		46,031
Furniture, Fixtures and Equipment		2,380
Costs Capitalized Subsequent to Acquisition		990
Gross Amount Carried at Close of Period
Land		8,575
Buildings and Improvements		46,776
Furniture, Fixtures and Equipment		2,625
Total		57,976
Accumulated Depreciation		(4,492)
Net Book Value		$ 53,484
Year Acquired		2015
Triple Net Lease | Uffelman Estates | Clarksville, TN | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 8,130
Initial Cost to the Company
Land		625
Buildings and Improvements		10,521
Furniture, Fixtures and Equipment		298
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		625
Buildings and Improvements		10,521
Furniture, Fixtures and Equipment		298
Total		11,444
Accumulated Depreciation		(1,318)
Net Book Value		$ 10,126
Year Acquired		2013
Triple Net Lease | Uffelman Estates | Clarksville, TN | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Uffelman Estates | Clarksville, TN | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Arlington Plaza | Arlington, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 7,562
Initial Cost to the Company
Land		319
Buildings and Improvements		9,821
Furniture, Fixtures and Equipment		391
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		319
Buildings and Improvements		9,821
Furniture, Fixtures and Equipment		391
Total		10,531
Accumulated Depreciation		(1,347)
Net Book Value		$ 9,184
Year Acquired		2013
Triple Net Lease | Arlington Plaza | Arlington, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Arlington Plaza | Arlington, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | The El Dorado | Richardson, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 10,230
Initial Cost to the Company
Land		1,316
Buildings and Improvements		12,220
Furniture, Fixtures and Equipment		710
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,316
Buildings and Improvements		12,220
Furniture, Fixtures and Equipment		710
Total		14,246
Accumulated Depreciation		(1,850)
Net Book Value		$ 12,396
Year Acquired		2013
Triple Net Lease | The El Dorado | Richardson, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | The El Dorado | Richardson, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Ventura Place | Lubbock, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,360
Initial Cost to the Company
Land		1,018
Buildings and Improvements		18,034
Furniture, Fixtures and Equipment		946
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,018
Buildings and Improvements		18,034
Furniture, Fixtures and Equipment		946
Total		19,998
Accumulated Depreciation		(2,666)
Net Book Value		$ 17,332
Year Acquired		2013
Triple Net Lease | Ventura Place | Lubbock, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Ventura Place | Lubbock, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Dogwood Estates | Denton, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,380
Initial Cost to the Company
Land		1,002
Buildings and Improvements		18,525
Furniture, Fixtures and Equipment		714
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,002
Buildings and Improvements		18,525
Furniture, Fixtures and Equipment		714
Total		20,241
Accumulated Depreciation		(2,502)
Net Book Value		$ 17,739
Year Acquired		2013
Triple Net Lease | Dogwood Estates | Denton, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Dogwood Estates | Denton, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Madison Estates | San Antonio, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,826
Initial Cost to the Company
Land		1,528
Buildings and Improvements		14,850
Furniture, Fixtures and Equipment		268
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,528
Buildings and Improvements		14,850
Furniture, Fixtures and Equipment		268
Total		16,646
Accumulated Depreciation		(1,720)
Net Book Value		$ 14,926
Year Acquired		2013
Triple Net Lease | Madison Estates | San Antonio, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Madison Estates | San Antonio, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Pinewood Hills | Flower Mound, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,443
Initial Cost to the Company
Land		2,073
Buildings and Improvements		17,552
Furniture, Fixtures and Equipment		704
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		2,073
Buildings and Improvements		17,552
Furniture, Fixtures and Equipment		704
Total		20,329
Accumulated Depreciation		(2,398)
Net Book Value		$ 17,931
Year Acquired		2013
Triple Net Lease | Pinewood Hills | Flower Mound, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Pinewood Hills | Flower Mound, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | The Bentley | Dallas, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 10,761
Initial Cost to the Company
Land		2,351
Buildings and Improvements		12,270
Furniture, Fixtures and Equipment		526
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		2,351
Buildings and Improvements		12,270
Furniture, Fixtures and Equipment		526
Total		15,147
Accumulated Depreciation		(1,688)
Net Book Value		$ 13,459
Year Acquired		2013
Triple Net Lease | The Bentley | Dallas, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | The Bentley | Dallas, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Whiterock Court | Dallas, TX | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 11,004
Initial Cost to the Company
Land		2,837
Buildings and Improvements		12,205
Furniture, Fixtures and Equipment		446
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		2,837
Buildings and Improvements		12,205
Furniture, Fixtures and Equipment		446
Total		15,488
Accumulated Depreciation		(1,637)
Net Book Value		$ 13,851
Year Acquired		2013
Triple Net Lease | Whiterock Court | Dallas, TX | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Whiterock Court | Dallas, TX | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Pioneer Valley Lodge | North Logan, UT | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,153
Initial Cost to the Company
Land		1,049
Buildings and Improvements		17,920
Furniture, Fixtures and Equipment		740
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		1,049
Buildings and Improvements		17,920
Furniture, Fixtures and Equipment		740
Total		19,709
Accumulated Depreciation		(2,488)
Net Book Value		$ 17,221
Year Acquired		2013
Triple Net Lease | Pioneer Valley Lodge | North Logan, UT | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Pioneer Valley Lodge | North Logan, UT | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Colonial Harbor | Yorktown, VA | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 16,102
Initial Cost to the Company
Land		2,211
Buildings and Improvements		19,523
Furniture, Fixtures and Equipment		689
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		2,211
Buildings and Improvements		19,523
Furniture, Fixtures and Equipment		689
Total		22,423
Accumulated Depreciation		(2,571)
Net Book Value		$ 19,852
Year Acquired		2013
Triple Net Lease | Colonial Harbor | Yorktown, VA | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Colonial Harbor | Yorktown, VA | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years
Triple Net Lease | Oakwood Hills | Eau Claire, WI | Independent Living Properties
Real Estate and Accumulated Depreciation [Abstract]
Encumbrances		$ 14,233
Initial Cost to the Company
Land		516
Buildings and Improvements		18,872
Furniture, Fixtures and Equipment		645
Costs Capitalized Subsequent to Acquisition		0
Gross Amount Carried at Close of Period
Land		516
Buildings and Improvements		18,872
Furniture, Fixtures and Equipment		645
Total		20,033
Accumulated Depreciation		(2,484)
Net Book Value		$ 17,549
Year Acquired		2013
Triple Net Lease | Oakwood Hills | Eau Claire, WI | Independent Living Properties | Minimum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		3 years
Triple Net Lease | Oakwood Hills | Eau Claire, WI | Independent Living Properties | Maximum
Gross Amount Carried at Close of Period
Life on Which Depreciation in Income Statement is Computed		40 years

[1]	For United States federal income tax purposes, the initial aggregate cost basis, including furniture, fixtures, and equipment, was approximately $2.52 billion as of December 31, 2017.